Related parties	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of related party
19. Related parties
Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial year.
Charité Research Organisation GmbH (Charité CRO)
Dr. Knolle, who has served as Chief Scientific Officer and Chief Operating Officer since its inception, is a member of the board of Charité CRO. The Company has entered into a service contract with Charité CRO according to which Charité CRO provides services supporting research for the Company. In fiscal years 2018, 2019 and 2020 payments to Charité CRO with respect to this service contract amounted to €49,600, €1,238,355 and €1,025,795, respectively.
The amount of outstanding payable was €0 at December 31, 2020 (2019: €0).
Key management personnel compensation

	2020	2019
	€	€
Short term employee benefits	1,834,423	—
Post employee benefits	34,934	—
Share-based payments	860,117	—

Total	2,729,474	—

An amount of €120,000 of the short-term employee benefits is capitalized on the consolidated statements of financial position and will be recognized in the Group’s statements of profit or loss and other comprehensive income in the period between January and June 2021.
The Group engages several management entities for the purpose of providing key management services to the Group. These management entities are considered related parties, as they provide key management services and the key management personnel have key management functions within these entities. Certain key management personnel are also shareholder of the Company. The aggregate amount of expense recognized in the consolidated statements of profit or loss and other comprehensive income related to these related parties were €1,810,049 (2019 and 2018: €1,311,572 and €1,070,616). The aggregate amounts payable to the related parties were €398,489 (2019: €55,250).